Spin-Off - Summary of Profit or Loss from Discontinued Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Operating revenue and other operating income	₩ 16,864,348	₩ 16,183,498	₩ 15,512,014
Revenue	16,748,585	16,087,747	15,416,431
Other income	115,763	95,751	95,583
Operating expense	15,431,986	15,148,478	14,524,960
Labor	2,300,754	2,108,496	1,981,864
Commission	5,426,114	5,103,012	4,766,682
Depreciation and amortization	3,672,555	3,664,665	3,540,984
Network interconnection	749,599	770,712	752,334
Advertising	233,401	272,091	279,846
Rent	140,418	171,179	152,589
Cost of goods sold	1,167,417	1,106,001	1,378,105
Others	1,431,587	1,658,362	1,410,288
Operating profit	1,432,362	1,035,020	987,054
Finance income	155,133	140,685	121,692
Finance costs	315,604	322,943	334,912
Gain relating to investments in subsidiaries, associates and joint ventures,	446,300	52,456	33,199
Profit before income tax	1,718,191	905,218	807,033
Income tax expense	651,948	376,502	300,268
Profit for the year	2,418,989	1,500,538	860,733
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Operating revenue and other operating income	2,469,329	2,541,133	2,331,433
Revenue	2,383,083	2,536,904	2,324,285
Other income	86,246	4,229	7,148
Operating expense	2,396,324	2,471,519	2,311,229
Labor	824,505	897,676	840,809
Commission	349,344	244,074	235,384
Depreciation and amortization	287,412	326,417	315,678
Network interconnection	863	762	1,099
Advertising	158,512	159,589	154,715
Rent	2,754	2,115	2,254
Cost of goods sold	426,161	502,469	455,257
Others	346,773	338,417	306,033
Operating profit	73,005	69,614	20,204
Finance income	47,417	100,511	20,464
Finance costs	269,823	174,250	103,044
Gain relating to investments in subsidiaries, associates and joint ventures,	1,502,147	975,947	416,344
Profit before income tax	1,352,746	971,822	353,968
Income tax expense	205,152	155,240	37,328
Profit for the year	₩ 1,147,594	₩ 816,582	₩ 316,640